Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2018
Summary of Financial Assets And Liabilities

At April 30, 2018, the Company had the following financial assets and liabilities denominated in CAD and denominated in MXN$:

In ‘000 of	CAD	MXN$
Cash	$245	MP 8,305
Other working capital amounts—net	$(188)	MP 44,441

Liquidity risk [member]
Summary of Obligations Due

Obligations due within twelve months of April 30,	2018	2019	2020	2021	2022 and beyond
Trade and other payables	$4,774	$—	$—	$—	$—
Current portion of loan payable	—	1,334	—	—	—
Reclamation and closure obligations	$—	$—	$—	$—	$1,280